Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Stockholders' Equity

NOTE 6– Stockholders’ Equity

Preferred Stock

The Company’s articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company’s assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation, the Board of Directors has designated up to 3,000,000 as Series AA preferred shares.

As of March 31, 2017, the Company had no shares of Preferred Stock outstanding.

Common Stock

As of March 31, 2017, the Company has 126,944,190 shares of Common Stock, par value $0.0001, outstanding. The Company’s articles of incorporation authorize the Company to issue up to 300,000,000 shares of Common Stock. The holders are entitled to one vote for each share on matters submitted to a vote to stockholders, and to share pro rata in all dividends payable on Common Stock after payment of dividends on any preferred shares having preference in payment of dividends.

Equity Incentive Program

On December 18, 2014, the Company’s Board of Directors approved an Equity Incentive Program (the “Equity Incentive Program”), whereby the Company’s employees may elect to receive equity in lieu of cash for all or part of their salary compensation.

During the three months ended March 31, 2017, the Company issued the following shares of common stock for compensation:

On February 13, 2017, the Company issued an aggregate of 160,000 shares of common stock to two employees of the Company at a price of $0.125 per share.

During the quarter ended on March 31, 2017, the Company issued an aggregate of 115,503 shares of common stock to employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.12 per share.

On March 31, 2017, the Company issued an aggregate of 512,498 shares of common stock to six directors of the Company pursuant to the Company’s FY2017 Director Compensation Plan at a price of $0.12 per share.

Summary:

	Shares of Number of Common Stock Issued	Value
Share-based compensation	788,001	$95,360

Performance and/or market based stock awards

In January 2015, the Board of Directors approved the issuance of 940,595 restricted shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s common stock trades at or above $2 for a specified period.

The initial value of the restricted stock grant was approximately $38,000, as adjusted for forfeitures resulting from directors who have resigned, which will be amortized over the estimated service period. The Company recorded an expense of $3,849 and $1,586 from the amortization of the unvested restricted shares for the quarter ended March 31, 2017 and 2016, respectively. The shares were valued using a Monte Carlo Simulation with a six year life, 88.0% volatility and a risk free interest rate of 1.79%.

In February 2016, the Board of Directors approved the issuance of 3,301,358 restricted shares of the Company. These shares will be issued to the then President (1,100,453 shares) and Chief Financial Officer (2,200,905 shares) upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $198,000, which was amortized over the estimated service period. The Company recorded an expense of $5,878 and $452 from the amortization of the unvested restricted shares for the three months ended March 31, 2017 and 2016, respectively. The shares were valued using a Monte Carlo Simulation with a six-year life, 91% volatility and a risk free interest rate of 1.34%. In December 2016, the Board of Directors modified the terms of the 1,100,453 shares award in conjunction with the resignation of the President to provide for an expiration date of December 2017. The Company revalued this award based on the new terms and determined the value of the award was approximately $18,000, which is being amortized over the estimated service period. The current period expense was insignificant.

In January 2016, the Board of Directors approved the issuance of 6,281,250 restricted common shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s common stock trades at or above $0.12 for a specified period or if the Company has positive EBITDA (a non GAAP measure) for one quarter in 2016. These shares were issued to the members of the Board on June 13, 2016, when the market price of the Company’s common stock traded at or above $0.12 for a 30-day volume weighted average price.

The initial value of the restricted stock grant was $509,000, which has been amortized over the estimated performance period. The Company recorded the entire value as expense from the amortization of the restricted shares for the year ended December 31, 2016, including $113,840 for the three months ended March 31, 2016. The shares were valued using a Monte Carlo Simulation with a one-year life, 106% volatility and a risk free interest rate of 0.65%.

In May 2016, the Board of Directors approved the issuance of 1,100,453 restricted shares of the Company. These shares will be issued to the Chief Executive Officer upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $94,000, which was to be amortized over the estimated service period. In December 2016, the then Chief Executive Officer resigned from the Company; therefore, any recognized expense was reversed and the expense recognized by the Company during the year ended December 31, 2016 was $0. In December 2016, the Board of Directors modified the terms of this award in conjunction with the resignation of the then Chief Executive Officer to provide for an expiration date of December 2017. The Company revalued this award based on the new terms and determined the value of the award was approximately $18,000, which is being amortized over the estimated service period. The current period expense was insignificant.

In September 2016, the Board of Directors approved the issuance of 1,650,680 restricted common shares of the Company. These shares will be issued to the Vice President of Sales and Marketing upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $141,000, which is being amortized over the estimated service period. The Company recorded an expense of $6,499 from the amortization of the unvested restricted shares for the three months ended March 31, 2017. The shares were valued using a Monte Carlo Simulation with a 6-year life, 92.0% volatility and a risk-free interest rate of 1.35%.

In December 2016, the Board of Directors approved the issuance of 6,290,000 restricted common shares of the Company. These shares will be issued to members of the Board of Directors and certain executives and employees upon vesting, which will occur when the price per of the Company’s common stock, measured and approved based upon a 30-day trading volume weighted average price (VWAP), is equal to at least $0.20 per share.

The initial value of the restricted stock grant was approximately $430,000, which is being amortized over the estimated service period. The Company recorded an expense of $17,900 from the amortization of the unvested restricted shares for the three months ended March 31, 2017. The shares were valued using a Monte Carlo Simulation with a 6-year life, 98.0% volatility and a risk free interest rate of 2.00%.

A summary of the Company’s restricted stock awards is presented below:

	Number of Shares	Weighted- Average Grant-Date Fair Value per Share
Unvested at January 1, 2017	12,691,084	$0.08
Restricted stock granted	200,000	0.07
Restricted stock vested	—	—
Restricted stock forfeited	(130,000)	0.07

Unvested at March 31, 2017	12,761,084	$0.08

Options and warrants

During the three months ended March 31, 2017 and 2016, the Company did not have any issuances or exercises of stock warrants. The Company recognized $7,500 of expense related to the vesting of outstanding options during the three months ended March 31, 2017.

NOTE 9 – Stockholders’ Equity

Preferred Stock

The Company’s articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company’s assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation, the Board of Directors has designated up to 3,000,000 as Series AA preferred shares.

As of December 31, 2016 and 2015, the Company had no shares of Preferred Stock outstanding.

Common Stock

As of December 31, 2016, the Company has 126,161,189, shares of Common Stock, par value $0.0001, outstanding. The Company’s articles of incorporation authorize the Company to issue up to 300,000,000 shares of Common Stock. The holders are entitled to one vote for each share on matters submitted to a vote to stockholders, and to share pro rata in all dividends payable on Common Stock after payment of dividends on any preferred shares having preference in payment of dividends.

Equity Incentive Program

On December 18, 2014, the Company’s Board of Directors approved an Equity Incentive Program (the “Equity Incentive Program”), whereby the Company’s employees may elect to receive equity in lieu of cash for all or part of their salary compensation.

During the year ended December 31, 2016, the Company issued the following shares of Common Stock in connection with financing activities:

On February 26, 2016, the Company closed a rights offering. The rights offering was made pursuant to a registration statement on Form S-1 filed with the Securities and Exchange Commission and declared effective on January 20, 2016.

Pursuant to the rights offering, the Company distributed to holders of its Common Stock non-transferable subscription rights to purchase up to 50,200,947 shares of the Company’s Common Stock., par value $0.0001 per share. Each stockholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date. Each subscription right entitled a stockholder to purchase 0.7 shares of the Company’s Common Stock at a subscription price of $0.08 per share, which was referred to as the basic subscription privilege. If a stockholder fully exercised their basic subscription privilege and other stockholders did not fully exercise their basic subscription privileges, stockholders could also exercise an over-subscription privilege to purchase a portion of the unsubscribed shares at the same subscription price of $0.08 per share.

During the rights offering, subscription rights to purchase a total of 37,475,620 shares of common stock, par value $0.0001, were exercised. The exercise of these subscription rights resulted in gross proceeds to the Company of $2,998,050 before deducting expenses of the rights offering.

During the year ended December 31, 2016, the Company issued the following shares in connection with a business combination

On December 27, 2016, in connection with the acquisition of WEBA, the Company issued 5,625,000 shares of Common Stock at the fair market price of $0.10 (see Note 10).

During the year ended December 31, 2016, the Company issued the following shares of Common Stock for compensation:

During the year ended December 31, 2016, the Company issued an aggregate of 1,263,351 shares of Common Stock to employees of the Company pursuant to the Company’s Equity Incentive Program at prices ranging from $0.08 to $0.12.

During the year ended December 31, 2016, the Company issued an aggregate of 3,031,556 shares of Common Stock to directors of the Company pursuant to the Company’s FY 2016 Director Compensation Plan at prices ranging from $0.075 to $0.12.

On June 13, 2016, the Company issued an aggregate of 6,281,250 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2016 Director Compensation Plan due to the market condition related to the grant being achieved (see below).

On December 22, 2016, the Company issued an aggregate of 7,000 shares of Common Stock to five employees of the Company for achieving certain performance goals at a price of $0.08 per share.

Summary:

	Number of Common Shares Issued	Value
Common shares for cash, net of offering costs	37,475,620	$2,936,792
Share-based compensation	10,583,157	$423,783

For the year ended December 31, 2015, the Company issued the following common stock:

	Number of Common Shares Issued	Value of Common Shares
Common shares issued for cash, net of offering costs	11,013,170	$3,544,448
Common shares for settlement of accounts payable	16,334	$5,600
Share-based compensation	2,409,681	$371,737
Warrants exercised	999,667	$-

Performance and/or market based stock awards

In January 2015, the Board of Directors approved the issuance of 940,595 restricted common shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s Common Stock trades at or above $2 for a specified period.

The initial value of the restricted stock grant was approximately $257,000, and is being amortized over the estimated service period. The Company recorded an expense $30,793 from the amortization of the unvested restricted shares for the year ended December 31, 2016. The expense for the year ended December 31, 2015 was insignificant. The shares were valued using a Monte Carlo Simulation with a six-year life, 88.0% volatility and a risk free interest rate of 1.79%.

In September 2015, the Board of Directors approved the issuance of 1,524,245 restricted common shares of the Company. These shares will be issued to the then Interim Chief Executive Officer and President upon vesting, which will be according to the following terms:

·	50% if the Company’s revenue for the first half of 2016 is at least 20% greater than revenue for the first half of 2015 and

·	50% if the Company has positive EBITDA (a non GAAP measure) for the first half of 2016.

The initial value of the restricted stock grant was approximately $92,000. The Company did not record any expense related to this grant as the applicable accounting guidance requires that if the performance condition must be met for the award to vest, compensation cost will be recognized only if the performance condition is satisfied and the above noted performance conditions have not been met. Further, the estimated quantity of awards for which it is probable that the performance conditions will be achieved must be reevaluated each reporting period and adjusted and management has estimated that the probability of achieving the performance conditions is minimal.

The above noted vesting criteria were not met during the measurement period. As such, the grant expired without the vesting of any shares.

In February 2016, the Board of Directors approved the issuance of 3,301,358 restricted common shares of the Company. These shares will be issued to the then President (1,100,453 shares) and Chief Financial Officer (2,200,905 shares) upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $198,000, which was amortized over the estimated service period. The Company recorded an expense of $22,409 from the amortization of the unvested restricted shares for the year ended December 31, 2016. The shares were valued using a Monte Carlo Simulation with a six-year life, 91.0% volatility and a risk free interest rate of 1.34%.

In January 2016, the Board of Directors approved the issuance of 6,281,250 restricted common shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s common stock trades at or above $0.12 for a specified period or if the Company has positive EBITDA (a non GAAP measure) for one quarter in 2016. These shares were issued to the members of the Board on June 13, 2016, when the market price of the Company’s common stock traded at or above $0.12 for a 30-day volume weighted average price.

The initial value of the restricted stock grant was $509,000, which has been amortized over the estimated performance period. The Company recorded the entire value as expense from the amortization of the restricted shares for the year ended December 31, 2016. The shares were valued using a Monte Carlo Simulation with a one-year life, 106.0% volatility and a risk free interest rate of 0.65%.

In May 2016, the Board of Directors approved the issuance of 1,100,453 restricted common shares of the Company. These shares were to be issued to the then Chief Executive Officer upon vesting, which was to be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $198,000, which was to be amortized over the estimated service period. In December 2016, the then Chief Executive Officer resigned from the Company; therefore, any recognized expense was reversed and the expense recognized by the Company during the year ended December 31, 2016 was $0. The shares were valued using a Monte Carlo Simulation with a 6-year life, 92.0% volatility and a risk free interest rate of 1.43%. In December 2016, the Board of Directors modified the terms of this award in conjunction with the resignation of the then Chief Executive Officer to provide for an expiration date of December 2017. The Company revalued this award based on the new terms and determined the value of the award was not significant and did not record any expense for this modified award during the year ended December 31, 2016.

In September 2016, the Board of Directors approved the issuance of 1,650,680 restricted common shares of the Company. These shares will be issued to the Vice President of Sales and Marketing upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $141,000, which is being amortized over the estimated service period. The Company recorded an expense of $7,582 from the amortization of the unvested restricted shares for the year ended December 31, 2016. The shares were valued using a Monte Carlo Simulation with a 6-year life, 92.0% volatility and a risk free interest rate of 1.35%.

In December 2016, the Board of Directors approved the issuance of 6,290,000 restricted common shares of the Company. These shares will be issued to members of the Board of Directors and certain executives and employees upon vesting, which will occur when the price per of the Company’s common stock, measured and approved based upon a 30-day trading volume weighted average price (VWAP), is equal to at least $0.20 per share.

The initial value of the restricted stock grant was approximately $430,000, which is being amortized over the estimated service period. The Company recorded an expense of $5,967 from the amortization of the unvested restricted shares for the year ended December 31, 2016. The shares were valued using a Monte Carlo Simulation with a 6-year life, 98.0% volatility and a risk free interest rate of 2.00%.

A summary of the Company’s restricted stock awards is presented below:

	Number of Shares	Weighted- Average Grant-Date Fair Value per Share
Unvested at January 1, 2016	636,093	$0.27
Restricted stock granted	20,147,986	0.08
Restricted stock vested	(6,281,250)	0.08
Restricted stock forfeited	(1,811,745)	0.24

Unvested at December 31, 2016	12,691,084	$0.08

Options and warrants

During the year ended December 31, 2016, the Company granted 5,656,250 stock warrants in conjunction with the issuance of the 8% Notes (see Note 8). During the year ended December 31, 2016, the Company granted 75,000 stock options. No stock options were exercised during the year ended December 31, 2016. The Company recognized $64,552 of expense related to the vesting of outstanding options during the year ended December 31, 2016. See Note 11 for additional information about stock options and warrants.